Shareholder Report, Average Annual Return (Details) 195914_Tema Oncology ETF_TF_TSR Annual {TF}	12 Months Ended	31 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Tema Oncology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tema Oncology ETF NAV
Average Annual Return, Percent	47.42%	18.90%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Total Return Index
Average Annual Return, Percent	16.99%	19.90%